Details of Significant Accounts - Schedule of Components of Income Tax Expense (Details) - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Current tax:
Current tax on profits for the period
Total current tax
Deferred tax:
Origination and reversal of temporary differences	(163)	(114)
Income tax benefit	$ (163)	$ (114)